Marketable Securities and Securities Investments (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	¥ 3,000,933	¥ 2,354,719
Held-to-maturity Securities, Gross unrealized gains	22,809	3,832
Held-to-maturity Securities, Gross unrealized losses	(48,221)	(31,068)
Held-to-maturity Securities, Fair value	2,975,521	2,327,483
Debt Securities [Member]
Available-for-sale:
Available-for-sale securities, Cost	1,820,673	1,945,173
Available-for-sale securities, Gross unrealized gain	30,708	39,267
Available-for-sale securities, Gross unrealized losses	(16,960)	(10,123)
Available-for-sale, Debt securities, Fair value	1,834,421	1,974,317
Japanese National Government Bonds [Member]
Available-for-sale:
Available-for-sale securities, Cost	1,124,704	1,264,725
Available-for-sale securities, Gross unrealized gain	24,032	29,496
Available-for-sale securities, Gross unrealized losses	(4,971)	(3,397)
Available-for-sale, Debt securities, Fair value	1,143,765	1,290,824
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	2,902,342	2,248,230
Held-to-maturity Securities, Gross unrealized gains	22,420	3,318
Held-to-maturity Securities, Gross unrealized losses	(48,149)	(30,740)
Held-to-maturity Securities, Fair value	2,876,613	2,220,808
Available-for sale securities, Debt securities, Japanese local government bonds [Member]
Available-for-sale:
Available-for-sale securities, Cost	22,845	27,750
Available-for-sale securities, Gross unrealized gain	184	1,097
Available-for-sale securities, Gross unrealized losses	(64)	(5)
Available-for-sale, Debt securities, Fair value	22,965	28,842
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	18,912	23,617
Held-to-maturity Securities, Gross unrealized gains	218	346
Held-to-maturity Securities, Gross unrealized losses	(2)	0
Held-to-maturity Securities, Fair value	19,128	23,963
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Available-for-sale:
Available-for-sale securities, Cost	332,567	360,554
Available-for-sale securities, Gross unrealized gain	1,511	3,773
Available-for-sale securities, Gross unrealized losses	(440)	(106)
Available-for-sale, Debt securities, Fair value	333,638	364,221
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	32,349	32,041
Held-to-maturity Securities, Gross unrealized gains	158	150
Held-to-maturity Securities, Gross unrealized losses	(67)	(321)
Held-to-maturity Securities, Fair value	32,440	31,870
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Available-for-sale:
Available-for-sale securities, Cost	332,616	281,003
Available-for-sale securities, Gross unrealized gain	4,872	4,818
Available-for-sale securities, Gross unrealized losses	(11,368)	(6,492)
Available-for-sale, Debt securities, Fair value	326,120	279,329
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	47,330	50,831
Held-to-maturity Securities, Gross unrealized gains	13	18
Held-to-maturity Securities, Gross unrealized losses	(3)	(7)
Held-to-maturity Securities, Fair value	47,340	50,842
Available-for sale securities, Debt securities, Other [Member]
Available-for-sale:
Available-for-sale securities, Cost	7,941	11,141
Available-for-sale securities, Gross unrealized gain	109	83
Available-for-sale securities, Gross unrealized losses	(117)	(123)
Available-for-sale, Debt securities, Fair value	7,933	11,101
Available-for-sale securities and held-to-maturity securities [Member]
Held-to-maturity Securities:
Securities, Cost, Total	4,906,023	4,399,645
Securities, Gross unrealized gains, Total	122,590	117,529
Securities, Gross unrealized losses, Total	(68,628)	(44,628)
Securities, Fair value, Total	4,959,985	4,472,546
Equity Securities [Member]
Available-for-sale:
Available-for-sale securities, Cost	84,417	99,753
Available-for-sale securities, Gross unrealized gain	69,073	74,430
Available-for-sale securities, Gross unrealized losses	(3,447)	(3,437)
Available-for-sale, Equity securities, Fair value	¥ 150,043	¥ 170,746